Property and Equipment, Net (Details) (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Property and Equipment, Net
Property and equipment, gross	$ 39,787,253	$ 18,743,362
Less: accumulated depreciation	(15,487,835)	(6,105,795)
Property and equipment, net	24,299,418	12,637,567
Depreciation expenses	8,838,893	4,527,122	1,368,824
Impairment loss			437,725
Fulfillment expenses
Property and Equipment, Net
Depreciation expenses	3,167,289	2,265,757	352,921
Marketing expenses
Property and Equipment, Net
Depreciation expenses	17,127	6,648	2,128
Technology and content expenses
Property and Equipment, Net
Depreciation expenses	3,442,934	1,634,180	360,194
General and administrative expenses
Property and Equipment, Net
Depreciation expenses	2,211,543	620,537	653,581
Furniture, fixtures and equipment
Property and Equipment, Net
Property and equipment, gross	27,332,339	12,506,256
Leasehold improvements
Property and Equipment, Net
Property and equipment, gross	6,331,139	2,624,050
Impairment loss			437,725
Motor vehicles and software
Property and Equipment, Net
Property and equipment, gross	$ 6,123,775	$ 3,613,056